Equity - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Common stock, shares authorized (in shares)	2,000,000,000	2,000,000,000
Dividends paid	$ 0	$ 0	$ 0